Operating leases - Schedule of Non-cancellable Operating Lease Rentals as Lessor (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	$ 13,876	$ 3,862
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	1,741	726
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	8,918	2,903
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease rental payments receivable under non-cancellable operating lease	$ 3,216	$ 233